Miller Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 86.0%	Shares	Value
Communication Services - 4.1%
Diversified Telecommunication Services - 4.1%
Verizon Communications, Inc.	168,000	$ 7,113,120

Consumer Discretionary - 5.0%
Specialty Retail - 5.0%
Build-A-Bear Workshop, Inc.	106,000	3,244,660
Upbound Group, Inc.	258,000	5,474,760
Total Consumer Discretionary		8,719,420

Consumer Staples - 2.9%
Food Products - 2.9%
Cal-Maine Foods, Inc.	62,000	4,994,720

Energy - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
Alliance Resource Partners LP	132,000	3,165,360
Chord Energy Corp.	57,766	6,602,654
Crescent Energy Co. - Class A	690,000	6,775,800
Total Energy		16,543,814

Financials - 20.6%
Banks - 1.9%
Sberbank of Russia PJSC (a)(b)	2,532,000	0
Western Alliance Bancorp	39,000	3,205,800
		3,205,800
Capital Markets - 1.0%
Carlyle Group, Inc.	40,000	1,684,400

Consumer Finance - 9.5%
Bread Financial Holdings, Inc.	105,690	11,451,511
OneMain Holdings, Inc.	82,941	5,056,913
		16,508,424
Financial Services - 3.3%
Jackson Financial, Inc. - Class A	56,500	5,785,035

Insurance - 4.9%
Lincoln National Corp.	237,986	8,412,805
Total Financials		35,596,464

Health Care - 8.1%
Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	69,500	4,004,590
Cannabist Co. Holdings, Inc. (a)(b)	3,771,378	109,747
Verano Holdings Corp. (b)	18,450	120,480
Viatris, Inc.	619,000	9,829,720
Total Health Care		14,064,537

Industrials - 14.1%
Air Freight & Logistics - 5.4%
United Parcel Service, Inc. - Class B	86,600	9,309,500

Commercial Services & Supplies - 2.3%
Quad/Graphics, Inc.	472,800	3,985,704

Marine Transportation - 4.8%
Hoegh Autoliners ASA	565,000	8,270,799

Trading Companies & Distributors - 1.6%
Boise Cascade Co.	37,000	2,872,310
Total Industrials		24,438,313

Information Technology - 6.7%
Communications Equipment - 4.7%
Ituran Location and Control Ltd.	133,700	8,157,037

Software - 2.0%
Strategy, Inc. - Class A (b)	38,850	3,377,230
Total Information Technology		11,534,267

Materials - 1.2%
Chemicals - 1.2%
LyondellBasell Industries NV - Class A	38,000	2,000,700

Metals & Mining - % (c)
Alrosa PJSC (a)(b)	2,978,100	0
Total Materials		2,000,700

Real Estate - 11.3%
Diversified REITs - 5.4%
CTO Realty Growth, Inc.	434,145	9,338,459

Mortgage (REITs) - 1.9%
Arbor Realty Trust, Inc.	611,000	3,311,620

Specialized REITs - 4.0%
Millrose Properties, Inc.	229,300	6,890,465
Total Real Estate		19,540,544

Utilities - 2.4%
Gas Utilities - 2.4%
UGI Corp.	121,000	4,179,340
TOTAL COMMON STOCKS (Cost $136,509,691)		148,725,239

CORPORATE BONDS - 10.1%	Par	Value
Communication Services - 1.6%
Media - 1.6%
Gray Escrow II, Inc., 5.38%, 11/15/2031 (d)	4,000,000	2,700,000

Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 0.3%
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (d)	500,000	477,500

Specialty Retail - 1.8%
Carvana Co., 10.25%, 05/01/2030 (d)	3,000,000	3,195,000
Total Consumer Discretionary		3,672,500

Health Care - 1.4%
Pharmaceuticals - 1.4%
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028 (e)	5,304,000		2,380,623

Industrials - 5.0%
Building Products - 2.3%
JELD-WEN Holding, Inc., 7.00%, 09/01/2032 (d)	6,850,000		3,994,499

Professional Services - 2.7%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (d)	5,500,000		4,616,194
Total Industrials			8,610,693
TOTAL CORPORATE BONDS (Cost $21,291,097)			17,363,816

PREFERRED STOCKS - 3.7%	Shares		Value
Information Technology - 3.7%
Software - 3.7%
Strategy, Inc.	–		$–
Series A, 10.00%, Perpetual (b)	38,455		2,164,247
Series A., 12.00%, Perpetual (b)	50,000		4,243,000
TOTAL PREFERRED STOCKS (Cost $6,891,865)			6,407,247

TOTAL INVESTMENTS - 99.8% (Cost $164,692,653)			172,496,302
Other Assets in Excess of Liabilities - 0.2%		0.00208	358,681
TOTAL NET ASSETS - 100.0%			$ 172,854,983

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership

PJSC - Public Joint Stock Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $109,747 or 0.1% of net assets as of June 30, 2026.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $14,983,193 or 8.7% of the Fund’s net assets.

(e)	Issuer is currently in default.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Miller Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 148,615,492	$ –	$ 109,747(a)**	$ 148,725,239
Corporate Bonds	–	17,363,816	–	17,363,816
Preferred Stocks	6,407,247	–	–	6,407,247
Total Investments	$ 155,022,739	$ 17,363,816	$ 109,747	$ 172,496,302

Refer to the Schedule of Investments for further disaggregation of investment categories.

** Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Income
Fund. As a result, the fair value of the Russian securities held in the Income Fund has been reduced to zero.

(a) Cannabist Co. Holdings, Inc. entered bankruptcy proceedings on March 24, 2026 and trading was subsequently halted in the common stock. The Advisor determined to value the stock positions with the last observable market quotations and reassess as new information becomes available.